Operating Segments (Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Sales	$ 5,556	$ 5,418	$ 5,363
Israel [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	2,841	2,548	2,470
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	1,970	1,918	1,863
Europe [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	2,198	2,119	2,124
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,488	1,342	1,275
Asia [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	617	583	556
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	978	1,175	1,141
North America [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	831	1,045	1,045
Others [Member]
Disclosure of geographical areas [Line Items]
Sales	408	317	496
Others [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	211	215	218
Subtotal [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	6,698	6,510	6,413
Intercompany sales [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	(1,142)	(1,092)	(1,050)
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 712	$ 666	$ 588